Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred income tax assets, net operating loss carry forwards	$ 1,798,398	$ 144,342
Total Deferred income tax assets	1,798,398	144,342
Less: Valuation allowance		(10,613)
Net deferred income tax assets	1,798,398	133,729
Deferred income tax liabilities, Intangible assets from business combination		213,511
Total deferred income tax liabilities		$ 213,511